Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Common Class A Par Value In USD [Member] USD ($)	Dec. 31, 2010 Common Class A Par Value In USD [Member] USD ($)	Mar. 31, 2011 Common Class B, Par Value In GBP [Member] GBP (£)	Dec. 31, 2010 Common Class B, Par Value In GBP [Member] GBP (£)
Common shares, par value			$ 0.1	$ 0.1	£ 1	£ 1
Common shares, shares authorized			450,000,000	450,000,000	50,000	50,000
Common shares, shares issued			150,000,000	150,000,000	50,000	50,000
Treasury shares, shares held	6,600,000	7,100,000